INCOME TAXES (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 30, 2014
Income taxes
Withholding income tax levied on dividends declared (as a percent)	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Deferred tax liabilities for undistributed earnings of Shanggu	0
Shanggu
Income taxes
Undistributed earnings	0
Supplemental acquisition agreement | Shanggu | Mr. Wu Jiang
Income taxes
Amount of operation cash required to be retained				10,000,000				10,000,000